Commitments and Contingencies - Additional Information (Detail) - USD ($)	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Commitments And Contingencies Disclosure [Line Items]
Restricted cash		$ 82,295,000	$ 76,362,000
Containers orders placed		14,053,000
Future minimum lease payment obligations		11,734,000
Fleet Management Agreements
Commitments And Contingencies Disclosure [Line Items]
Future minimum lease payment obligations		$ 0
Sales-type Leaseback Financing Arrangement | Subsequent Event
Commitments And Contingencies Disclosure [Line Items]
Containers orders placed	$ 137,371,000